Consolidated Statements of Changes in Equity - USD ($)	Capital Stock [Member]	Reserve [Member]	Deficit [Member]	Total
Balance at Dec. 31, 2019	$ 23,366,542	$ 4,238,309	$ (15,759,576)	$ 11,845,275
Balance (Shares) at Dec. 31, 2019	47,170,086
Share-based expense		423,538		423,538
Exercise of options (Shares)	150,000
Net loss for the year			(1,307,890)	(1,307,890)
Balance at Dec. 31, 2020	$ 23,366,542	4,661,847	(17,067,466)	10,960,923
Balance (Shares) at Dec. 31, 2020	47,170,086
Share-based expense		133,645		133,645
Private placement, net of issue costs	$ 3,664,112			3,664,112
Private placement, net of issue costs (Shares)	7,000,000
Exercise of options	$ 92,385	(37,385)		55,000
Exercise of options (Shares)	150,000
Net loss for the year			(2,758,567)	(2,758,567)
Balance at Dec. 31, 2021	$ 27,123,039	4,758,107	(19,826,033)	12,055,113
Balance (Shares) at Dec. 31, 2021	54,320,086
Share-based expense		163,051		163,051
Repurchase of RSU		(81,075)		(81,075)
Net loss for the year			(1,355,417)	(1,355,417)
Balance at Dec. 31, 2022	$ 27,123,039	$ 4,840,083	$ (21,181,450)	$ 10,781,672
Balance (Shares) at Dec. 31, 2022	54,320,086